Share Based Payments (Details 3) - shares	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Disclosure of terms and conditions of share-based payment arrangement [line items]
Issued during the year (in shares)	176,520,600	326,945,962
2004 ASX Plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Balance (in shares)	13,277,715	13,277,715	13,277,715
Issued during the year (in shares)
Balance (in shares)	13,277,715	13,277,715	13,277,715